Discontinued Operations and Assets and Liabilities Held For Sale - Operating Results of Discontinued Operations (Details) - AMS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges		$ 21,300
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 338	30,101	$ 305,256
Litigation-related and other contingencies, net	775,474	20,115	1,107,752
Asset impairment charges	0	21,328	230,703
Gain on sale of business	0	0	13,550
Loss from discontinued operations before income taxes	(816,426)	(123,164)	(1,352,344)
Income tax benefit	(13,704)	0	(157,418)
Discontinued operations, net of tax	$ (802,722)	$ (123,164)	$ (1,194,926)